UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/18

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Stock Index Fund, Inc.

SEMIANNUAL REPORT June 30, 2018

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Stock Index Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Stock Index Fund, Inc., covering the six-month period from January 1, 2018 through June 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Volatility returned to the financial markets over the first half of 2018. Although stocks set a series of new record highs in January amid growing corporate earnings, reduced corporate tax rates and synchronized global economic growth, investors later grew nervous about rising interest rates, renewed inflationary pressures, escalating geopolitical tensions and the prospects of more protectionist U.S. trade policies. Consequently, U.S. stocks produced mildly positive returns over the reporting period. Meanwhile, bonds typically lost a degree of value over the first six months of the year due to rising interest rates and inflation concerns.

Despite the return of heightened market volatility, we believe that underlying market fundamentals remain sound. Ongoing economic growth, robust labor markets, rising corporate earnings and strong consumer and business confidence seem likely to support stock and corporate bond prices over the months ahead. Monetary policymakers have indicated that short-term interest rates probably will rise further, but U.S. government bond prices may already reflect those expectations. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
July 16, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2018 through June 30, 2018, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended June 30, 2018, Dreyfus Stock Index Fund, Inc.’s Initial Shares produced a total return of 2.52%, and its Service Shares produced a total return of 2.40%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, produced a total return of 2.65% for the same period.2,3

U.S. equities advanced mildly during the reporting period in an environment of sustained economic growth, accelerating inflation, and escalating trade tensions. The difference in returns between the fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the Index. To pursue its goal, the fund generally is fully invested in stocks included in the Index and in futures and exchange-traded funds whose performance is tied to the Index. The fund generally invests in all 500 stocks in the Index in proportion to their weighting in the Index.

Rising Volatility Amid Positive Economic Trends

A positive economic backdrop supported U.S. equity markets at the start of 2018, including sustained GDP growth, robust labor markets, and higher growth forecasts from the Federal Reserve Board. Passage of tax reform legislation in December 2017 sparked additional market gains, driving the Index to new all-time highs in January 2018. Some of the more economically sensitive market segments, such as the information technology and financials sectors, led the market’s advance at the time.

Economic data in January indicated robust levels of consumer spending during the year-end shopping season, and long-awaited signs of wage growth began to appear. However, concerns about rising inflationary pressures and prospects for more aggressive interest-rate hikes soon began to weigh on market sentiment. In March, political rhetoric regarding more protectionist U.S. trade policies took a toll on stocks of U.S. companies with substantial overseas exposure, including industrial firms and other exporters. The ascension of populist governments in Europe also contributed to investors’ concerns. As a result, markets remained volatile through the remainder of the reporting period.

Consumer Discretionary Stocks Led the Market’s Rise

For the reporting period overall, information technology stocks posted the highest returns of the Index’s various market segments, supported primarily by gains in a small number of mega-cap growth stocks as investors began to recognize that their earnings were driven more by long-term secular trends than economic conditions. Lower corporate tax rates and the industry group’s general lack of exposure to tariff pressures also enhanced investor sentiment toward technology companies. The sector was led higher by large companies in the Internet, direct marketing, and software industries.

Consumer discretionary stocks also fared well. Most notably, online retailer Amazon.com continued to surge as investors responded positively to its expansion into other industries, such as groceries and health care. Internet-based media company Netflix also posted impressive gains

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

amid greater adoption of streaming technology by entertainment consumers. After enduring an extended period of weakness, many specialty retailers rallied amid higher levels of consumer confidence, robust employment trends, and the impact of tax reform legislation on spending. A number of specialty retailers also benefited from a greater online presence.

The energy sector moved higher later in the reporting period when fuel prices climbed in an environment of a more limited supply of crude oil. Higher oil prices boosted earnings of large, integrated energy companies that had reduced costs and streamlined operations during the previous downturn. A number of large energy companies also rewarded investors by raising their dividends.

Laggards for the reporting period included some traditionally defensive market sectors. The consumer staples sector was hurt by the impact of higher tariffs on exports of food products and household goods. In addition, tobacco companies struggled with declining demand for cigarettes in overseas markets. The financials sector was hurt by narrowing differences between short- and long-term interest rates, which eroded lending margins. In addition, large U.S. financial institutions benefited less than their smaller counterparts from government deregulation of the banking industry. Among industrial companies, trade tariffs, higher raw material costs, and tight labor markets weighed on earnings of large conglomerates and machinery producers.

Replicating the Performance of the Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. and global economic recoveries remain intact, supported by stimulative monetary and fiscal policies that have helped boost corporate earnings. However, the market’s currently constructive conditions could be undermined by escalating trade disputes and rising interest rates as monetary policymakers move away from the aggressively accommodative policies of the past decade. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

July 16, 2018

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500™,”and “S&P 500®” are trademarks of Standard & Poor’s Financial Services LLC (“Standard & Poor’s”) and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s does not make any representation regarding the advisability of investing in the fund.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Stock Index Fund, Inc. made available through insurance products may be similar to those of other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Stock Index Fund, Inc. from January 1, 2018 to June 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2018
	Initial Shares	Service Shares
Expenses paid per $1,000†	$1.36	$2.61
Ending value (after expenses)	$1,025.20	$1,024.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2018
	Initial Shares	Service Shares
Expenses paid per $1,000†	$1.35	$2.61
Ending value (after expenses)	$1,023.46	$1,022.22

† Expenses are equal to the fund’s annualized expense ratio of .27% for Initial shares and .52% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.0%
Automobiles & Components - .6%
Aptiv	28,390		2,601,376
BorgWarner	22,193		957,850
Ford Motor	423,738		4,690,780
General Motors	137,844		5,431,054
Goodyear Tire & Rubber	28,013		652,423
Harley-Davidson	17,362		730,593
			15,064,076
Banks - 6.1%
Bank of America	1,033,260		29,127,599
BB&T	84,879		4,281,297
Citigroup	279,298		18,690,622
Citizens Financial Group	54,409		2,116,510
Comerica	19,427		1,766,303
Fifth Third Bancorp	77,809		2,233,118
Huntington Bancshares	118,338		1,746,669
JPMorgan Chase & Co.	372,902		38,856,388
KeyCorp	118,104		2,307,752
M&T Bank	15,950		2,713,893
People's United Financial	37,868		685,032
PNC Financial Services Group	51,606		6,971,971
Regions Financial	122,717		2,181,908
SunTrust Banks	52,200		3,446,244
SVB Financial Group	5,766	[a]	1,664,990
U.S. Bancorp	172,047		8,605,791
Wells Fargo & Co.	478,944		26,552,655
Zions Bancorporation	22,360	[b]	1,178,148
			155,126,890
Capital Goods - 6.7%
3M	64,963		12,779,521
A.O. Smith	16,267		962,193
Allegion	9,943	[b]	769,190
AMETEK	24,653		1,778,960
Arconic	46,017		782,749
Boeing	59,987		20,126,238
Caterpillar	65,159		8,840,122
Cummins	16,667		2,216,711
Deere & Co.	35,295		4,934,241
Dover	16,456		1,204,579
Eaton	48,367		3,614,950
Emerson Electric	69,373		4,796,449
Fastenal	31,293		1,506,132

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Capital Goods - 6.7% (continued)
Flowserve	15,170	[b]	612,868
Fluor	16,123		786,480
Fortive	33,561		2,587,889
Fortune Brands Home & Security	16,766		900,167
General Dynamics	30,066		5,604,603
General Electric	946,677		12,884,274
Harris	13,056		1,887,114
Honeywell International	82,052		11,819,591
Huntington Ingalls Industries	4,965		1,076,362
Illinois Tool Works	33,679		4,665,889
Ingersoll-Rand	26,520		2,379,640
Jacobs Engineering Group	12,411		787,974
Johnson Controls International	99,349		3,323,224
L3 Technologies	8,506		1,635,874
Lockheed Martin	27,267		8,055,490
Masco	34,155		1,278,080
Northrop Grumman	18,919		5,821,376
PACCAR	38,460		2,382,982
Parker-Hannifin	14,346		2,235,824
Pentair	17,850		751,128
Quanta Services	17,602	[a]	587,907
Raytheon	31,566		6,097,920
Rockwell Automation	14,274		2,372,767
Rockwell Collins	17,883		2,408,482
Roper Technologies	11,258		3,106,195
Snap-on	6,056	[b]	973,320
Stanley Black & Decker	16,572		2,200,927
Textron	27,929		1,840,800
TransDigm Group	5,334	[b]	1,840,977
United Rentals	9,328	[a]	1,376,999
United Technologies	80,931		10,118,803
W.W. Grainger	5,449	[b]	1,680,472
Xylem	19,161		1,291,068
			171,685,501
Commercial & Professional Services - .6%
Cintas	9,403		1,740,213
Copart	22,110	[a]	1,250,542
Equifax	13,005		1,627,056
IHS Markit	38,930	[a]	2,008,399
Nielsen Holdings	36,954	[b]	1,142,987
Republic Services	25,572		1,748,102
Robert Half International	13,940		907,494
Stericycle	8,850	[a]	577,817

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Commercial & Professional Services - .6% (continued)
Verisk Analytics	16,651	[a]	1,792,314
Waste Management	43,042		3,501,036
			16,295,960
Consumer Durables & Apparel - 1.2%
D.R. Horton	36,114		1,480,674
Garmin	11,363		693,143
Hanesbrands	38,627	[b]	850,567
Hasbro	12,289		1,134,398
Leggett & Platt	15,210	[b]	678,974
Lennar, Cl. A	29,553		1,551,533
Mattel	37,828	[b]	621,136
Michael Kors Holdings	17,466	[a]	1,163,236
Mohawk Industries	6,728	[a]	1,441,609
Newell Brands	52,665	[b]	1,358,230
NIKE, Cl. B	140,563		11,200,060
PulteGroup	28,139		808,996
PVH	8,671		1,298,222
Ralph Lauren	5,715		718,490
Tapestry	30,404		1,420,171
Under Armour, Cl. A	19,269	[a,b]	433,167
Under Armour, Cl. C	19,409	[a,b]	409,142
VF	35,550		2,898,036
Whirlpool	7,025		1,027,266
			31,187,050
Consumer Services - 1.6%
Carnival	44,557		2,553,562
Chipotle Mexican Grill	2,746	[a]	1,184,542
Darden Restaurants	13,756		1,472,717
H&R Block	23,173	[b]	527,881
Hilton Worldwide Holdings	30,877		2,444,223
Marriott International, Cl. A	32,791		4,151,341
McDonald's	86,526		13,557,759
MGM Resorts International	55,989	[b]	1,625,361
Norwegian Cruise Line Holdings	22,395	[a]	1,058,164
Royal Caribbean Cruises	18,197		1,885,209
Starbucks	151,257		7,388,904
Wynn Resorts	9,261		1,549,736
Yum! Brands	35,524		2,778,687
			42,178,086
Diversified Financials - 5.3%
Affiliated Managers Group	6,038		897,669
American Express	78,930		7,735,140
Ameriprise Financial	16,423		2,297,249

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Diversified Financials - 5.3% (continued)
Bank of New York Mellon	110,611		5,965,251
Berkshire Hathaway, Cl. B	210,720	[a]	39,330,888
BlackRock	13,458		6,716,080
Capital One Financial	53,235		4,892,297
Cboe Global Markets	11,948		1,243,428
Charles Schwab	131,446		6,716,891
CME Group	37,272		6,109,626
Discover Financial Services	39,043		2,749,018
E*TRADE Financial	28,469	[a]	1,741,164
Franklin Resources	36,708		1,176,491
Goldman Sachs Group	38,517		8,495,695
Intercontinental Exchange	64,103		4,714,776
Invesco	45,659		1,212,703
Jefferies Financial Group	35,446		806,042
Moody's	17,934		3,058,823
Morgan Stanley	150,572		7,137,113
MSCI	9,803		1,621,710
Nasdaq	12,708		1,159,859
Northern Trust	23,299		2,397,234
Raymond James Financial	14,122		1,261,801
S&P Global	27,916		5,691,793
State Street	40,404		3,761,208
Synchrony Financial	78,092		2,606,711
T. Rowe Price Group	26,661		3,095,075
			134,591,735
Energy - 6.3%
Anadarko Petroleum	56,203		4,116,870
Andeavor	15,748		2,065,823
Apache	41,502	[b]	1,940,219
Baker Hughes	47,111		1,556,076
Cabot Oil & Gas	52,209		1,242,574
Chevron	209,212		26,450,673
Cimarex Energy	9,992	[b]	1,016,586
Concho Resources	16,014	[a]	2,215,537
ConocoPhillips	128,217		8,926,468
Devon Energy	57,144		2,512,050
EOG Resources	63,150		7,857,754
EQT	27,585		1,522,140
Exxon Mobil	463,532		38,348,002
Halliburton	94,880		4,275,293
Helmerich & Payne	11,386		725,971
Hess	28,664		1,917,335
HollyFrontier	19,330		1,322,752

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Energy - 6.3% (continued)
Kinder Morgan	209,704		3,705,470
Marathon Oil	90,638		1,890,709
Marathon Petroleum	51,848		3,637,656
National Oilwell Varco	41,703	[b]	1,809,910
Newfield Exploration	21,302	[a]	644,386
Noble Energy	52,973		1,868,887
Occidental Petroleum	83,914		7,021,924
ONEOK	44,898		3,135,227
Phillips 66	45,679		5,130,208
Pioneer Natural Resources	18,534		3,507,374
Schlumberger	150,948		10,118,044
TechnipFMC	47,902		1,520,409
Valero Energy	47,255		5,237,272
Williams Cos.	90,715		2,459,284
			159,698,883
Food & Staples Retailing - 1.4%
Costco Wholesale	48,015		10,034,175
Kroger	87,690		2,494,781
Sysco	52,456		3,582,220
Walgreens Boots Alliance	93,009		5,581,935
Walmart	158,363		13,563,791
			35,256,902
Food, Beverage & Tobacco - 3.9%
Altria Group	207,065		11,759,221
Archer-Daniels-Midland	61,440		2,815,795
Brown-Forman, Cl. B	28,440		1,393,844
Campbell Soup	21,195	[b]	859,245
Coca-Cola	418,273		18,345,454
Conagra Brands	43,260		1,545,680
Constellation Brands, Cl. A	18,546		4,059,163
General Mills	64,862		2,870,792
Hershey	15,397		1,432,845
Hormel Foods	30,032	[b]	1,117,491
J.M. Smucker	11,942	[b]	1,283,526
Kellogg	27,756		1,939,312
Kraft Heinz	65,680		4,126,018
McCormick & Co.	13,194	[b]	1,531,691
Molson Coors Brewing, Cl. B	20,275		1,379,511
Mondelez International, Cl. A	161,965		6,640,565
Monster Beverage	44,504	[a]	2,550,079
PepsiCo	155,063		16,881,709
Philip Morris International	170,168		13,739,364

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Food, Beverage & Tobacco - 3.9% (continued)
Tyson Foods, Cl. A	31,916		2,197,417
			98,468,722
Health Care Equipment & Services - 6.3%
Abbott Laboratories	191,923		11,705,384
ABIOMED	4,584	[a]	1,875,085
Aetna	35,804		6,570,034
Align Technology	7,867	[a]	2,691,615
AmerisourceBergen	17,139		1,461,443
Anthem	28,143		6,698,878
Baxter International	53,953		3,983,890
Becton Dickinson & Co.	29,249		7,006,890
Boston Scientific	151,135	[a]	4,942,115
Cardinal Health	34,026		1,661,490
Centene	22,447	[a]	2,765,695
Cerner	33,948	[a]	2,029,751
Cigna	27,022		4,592,389
Cooper	5,326		1,254,007
CVS Health	110,644		7,119,941
Danaher	67,184		6,629,717
DaVita	16,519	[a]	1,147,079
DENTSPLY SIRONA	24,512		1,072,890
Edwards Lifesciences	23,312	[a]	3,393,528
Envision Healthcare	12,802	[a]	563,416
Express Scripts Holding	62,185	[a]	4,801,304
HCA Healthcare	30,847		3,164,902
Henry Schein	16,400	[a,b]	1,191,296
Hologic	30,211	[a]	1,200,887
Humana	15,051		4,479,629
IDEXX Laboratories	9,205	[a]	2,006,138
Intuitive Surgical	12,402	[a]	5,934,109
Laboratory Corporation of America Holdings	11,292	[a]	2,027,253
McKesson	22,466		2,996,964
Medtronic	147,698		12,644,426
Quest Diagnostics	15,386		1,691,537
ResMed	15,694		1,625,585
Stryker	34,902		5,893,552
UnitedHealth Group	105,370		25,851,476
Universal Health Services, Cl. B	9,762		1,087,877
Varian Medical Systems	10,248	[a]	1,165,403
Zimmer Biomet Holdings	21,865		2,436,636
			159,364,211

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Household & Personal Products - 1.5%
Church & Dwight	26,644	[b]	1,416,395
Clorox	14,001	[b]	1,893,635
Colgate-Palmolive	95,855		6,212,363
Coty, Cl. A	51,679	[b]	728,674
Estee Lauder, Cl. A	24,445		3,488,057
Kimberly-Clark	38,454		4,050,744
Procter & Gamble	275,021		21,468,139
			39,258,007
Insurance - 2.4%
Aflac	85,835		3,692,622
Allstate	39,418		3,597,681
American International Group	98,022		5,197,126
Aon	26,776		3,672,864
Arthur J. Gallagher & Co.	19,195		1,253,050
Assurant	5,687		588,548
Brighthouse Financial	13,110		525,318
Chubb	50,674		6,436,611
Cincinnati Financial	16,283		1,088,681
Everest Re Group	4,538		1,045,918
Hartford Financial Services Group	39,539		2,021,629
Lincoln National	24,053		1,497,299
Loews	29,227		1,411,080
Marsh & McLennan Cos.	55,104		4,516,875
MetLife	113,176		4,934,474
Principal Financial Group	28,958		1,533,326
Progressive	62,827		3,716,217
Prudential Financial	46,480		4,346,345
Torchmark	12,226		995,319
Travelers	29,422		3,599,487
Unum Group	24,326		899,819
Willis Towers Watson	14,176		2,149,082
XL Group	27,812		1,556,081
			60,275,452
Materials - 2.6%
Air Products & Chemicals	24,031		3,742,348
Albemarle	12,256	[b]	1,156,108
Avery Dennison	9,246		944,017
Ball	38,068		1,353,317
CF Industries Holdings	26,148		1,160,971
DowDuPont	254,148		16,753,436
Eastman Chemical	15,520		1,551,379
Ecolab	28,562		4,008,105
FMC	14,297		1,275,435

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Materials - 2.6% (continued)
Freeport-McMoRan	145,841		2,517,216
International Flavors & Fragrances	8,601		1,066,180
International Paper	45,216		2,354,849
LyondellBasell Industries, Cl. A	35,700		3,921,645
Martin Marietta Materials	6,699		1,496,088
Mosaic	38,227		1,072,267
Newmont Mining	58,444		2,203,923
Nucor	34,505		2,156,563
Packaging Corporation of America	10,421		1,164,964
PPG Industries	27,355		2,837,534
Praxair	31,217		4,936,969
Sealed Air	18,712		794,324
Sherwin-Williams	8,983		3,661,201
Vulcan Materials	14,372		1,854,850
WestRock	28,264		1,611,586
			65,595,275
Media - 2.2%
CBS, Cl. B	37,757		2,122,699
Charter Communications, Cl. A	20,327	[a]	5,960,080
Comcast, Cl. A	503,087		16,506,284
Discovery, Cl. A	16,309	[a,b]	448,498
Discovery, Cl. C	37,091	[a]	945,821
DISH Network, Cl. A	24,881	[a]	836,250
Interpublic Group of Companies	44,604		1,045,518
News Corp., Cl. A	41,173		638,182
News Corp., Cl. B	11,293		178,994
Omnicom Group	24,996	[b]	1,906,445
Twenty-First Century Fox, Cl. A	113,652		5,647,368
Twenty-First Century Fox, Cl. B	48,179		2,373,779
Viacom, Cl. B	38,402		1,158,204
Walt Disney	162,893		17,072,815
			56,840,937
Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
AbbVie	166,482		15,424,557
Agilent Technologies	34,706		2,146,219
Alexion Pharmaceuticals	24,719	[a]	3,068,864
Allergan	37,111		6,187,146
Amgen	73,248		13,520,848
Biogen	23,098	[a]	6,703,964
Bristol-Myers Squibb	178,930		9,901,986
Celgene	77,733	[a]	6,173,555
Eli Lilly & Co.	105,443		8,997,451
Gilead Sciences	142,013		10,060,201

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 7.7% (continued)
Illumina	15,960	[a]	4,457,468
Incyte	19,144	[a]	1,282,648
IQVIA Holdings	17,719	[a]	1,768,711
Johnson & Johnson	293,646		35,631,006
Merck & Co.	294,185		17,857,029
Mettler-Toledo International	2,771	[a]	1,603,384
Mylan	57,292	[a]	2,070,533
Nektar Therapeutics	17,284	[a]	843,978
PerkinElmer	11,787		863,162
Perrigo	14,480		1,055,737
Pfizer	641,002		23,255,553
Regeneron Pharmaceuticals	8,410	[a]	2,901,366
Thermo Fisher Scientific	43,807		9,074,182
Vertex Pharmaceuticals	27,889	[a]	4,740,014
Waters	8,746	[a]	1,693,138
Zoetis	52,280		4,453,733
			195,736,433
Real Estate - 2.8%
Alexandria Real Estate Equities	11,029	[c]	1,391,529
American Tower	48,051	[c]	6,927,513
Apartment Investment & Management, Cl. A	16,651	[c]	704,337
AvalonBay Communities	15,111	[c]	2,597,430
Boston Properties	16,918	[c]	2,121,856
CBRE Group, Cl. A	32,576	[a]	1,555,178
Crown Castle International	45,204	[c]	4,873,895
Digital Realty Trust	22,403	[c]	2,499,727
Duke Realty	39,286	[c]	1,140,473
Equinix	8,562	[c]	3,680,718
Equity Residential	40,392	[c]	2,572,566
Essex Property Trust	7,236	[c]	1,729,911
Extra Space Storage	13,334	[b,c]	1,330,867
Federal Realty Investment Trust	7,960	[c]	1,007,338
GGP	67,486	[c]	1,378,739
HCP	50,945	[c]	1,315,400
Host Hotels & Resorts	81,029	[c]	1,707,281
Iron Mountain	30,653	[b,c]	1,073,162
Kimco Realty	45,855	[c]	779,076
Macerich	11,948	[c]	679,005
Mid-America Apartment Communities	12,414	[c]	1,249,717
Prologis	57,997	[c]	3,809,823
Public Storage	16,371	[c]	3,713,925

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Real Estate - 2.8% (continued)
Realty Income	31,109	[c]	1,673,353
Regency Centers	16,035	[c]	995,453
SBA Communications	12,911	[a,c]	2,131,864
Simon Property Group	33,843	[c]	5,759,740
SL Green Realty	9,752	[c]	980,369
UDR	28,276	[c]	1,061,481
Ventas	38,379	[c]	2,185,684
Vornado Realty Trust	19,099	[c]	1,411,798
Welltower	39,755	[c]	2,492,241
Weyerhaeuser	81,822	[c]	2,983,230
			71,514,679
Retailing - 7.1%
Advance Auto Parts	7,844	[b]	1,064,431
Amazon.com	44,090	[a]	74,944,182
AutoZone	3,020	[a]	2,026,209
Best Buy	26,964		2,010,975
Booking Holdings	5,278	[a]	10,698,981
CarMax	19,808	[a,b]	1,443,409
Dollar General	28,216		2,782,098
Dollar Tree	25,467	[a]	2,164,695
Expedia	13,165	[b]	1,582,301
Foot Locker	12,599		663,337
Gap	22,192	[b]	718,799
Genuine Parts	15,468		1,419,808
Home Depot	126,363		24,653,421
Kohl's	17,696	[b]	1,290,038
L Brands	26,370		972,526
LKQ	33,279	[a]	1,061,600
Lowe's	90,414		8,640,866
Macy's	33,857	[b]	1,267,268
Netflix	47,589	[a]	18,627,762
Nordstrom	12,859	[b]	665,839
O'Reilly Automotive	9,101	[a]	2,489,761
Ross Stores	42,272		3,582,552
Target	58,463		4,450,204
The TJX Companies	68,733		6,542,007
Tiffany & Co.	11,407		1,501,161
Tractor Supply	14,423		1,103,215
TripAdvisor	11,774	[a,b]	655,930
Ulta Beauty	6,454	[a]	1,506,751
			180,530,126
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices	90,115	[a,b]	1,350,824

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Semiconductors & Semiconductor Equipment - 4.0% (continued)
Analog Devices	40,594		3,893,776
Applied Materials	110,673		5,111,986
Broadcom	43,929		10,658,933
Intel	509,548		25,329,631
KLA-Tencor	16,923		1,735,115
Lam Research	17,839		3,083,471
Microchip Technology	25,275	[b]	2,298,761
Micron Technology	126,956	[a]	6,657,573
NVIDIA	66,445		15,740,820
Qorvo	14,146	[a]	1,134,085
QUALCOMM	162,293		9,107,883
Skyworks Solutions	20,618		1,992,730
Texas Instruments	107,126		11,810,641
Xilinx	27,614		1,802,090
			101,708,319
Software & Services - 15.8%
Accenture, Cl. A	70,351		11,508,720
Activision Blizzard	82,599		6,303,956
Adobe Systems	53,720	[a]	13,097,473
Akamai Technologies	19,292	[a]	1,412,753
Alliance Data Systems	5,300		1,235,960
Alphabet, Cl. A	32,697	[a]	36,921,126
Alphabet, Cl. C	33,185	[a]	37,022,845
ANSYS	9,447	[a]	1,645,478
Autodesk	23,559	[a]	3,088,349
Automatic Data Processing	48,496		6,505,253
Broadridge Financial Solutions	12,911		1,486,056
CA	34,321		1,223,544
Cadence Design Systems	30,537	[a]	1,322,557
Citrix Systems	14,202	[a]	1,488,938
Cognizant Technology Solutions, Cl. A	63,788		5,038,614
DXC Technology	31,169		2,512,533
eBay	102,870	[a]	3,730,066
Electronic Arts	33,921	[a]	4,783,539
Facebook, Cl. A	262,596	[a]	51,027,655
Fidelity National Information Services	36,481		3,868,080
Fiserv	45,857	[a]	3,397,545
FleetCor Technologies	9,809	[a]	2,066,266
Gartner	9,917	[a,b]	1,317,969
Global Payments	17,455		1,946,058
International Business Machines	93,454		13,055,524
Intuit	26,524		5,418,986

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Software & Services - 15.8% (continued)
Mastercard, Cl. A	100,435		19,737,486
Microsoft	841,202		82,950,929
Oracle	326,579		14,389,071
Paychex	34,764		2,376,119
PayPal Holdings	122,910	[a]	10,234,716
Red Hat	19,420	[a]	2,609,465
salesforce.com	77,192	[a]	10,528,989
Symantec	67,306		1,389,869
Synopsys	16,494	[a]	1,411,392
Take-Two Interactive Software	12,474	[a]	1,476,423
Total System Services	18,248		1,542,321
Twitter	70,402	[a]	3,074,455
VeriSign	10,470	[a]	1,438,787
Visa, Cl. A	195,641	[b]	25,912,650
Western Union	49,973		1,015,951
			402,514,466
Technology Hardware & Equipment - 5.9%
Amphenol, Cl. A	33,848		2,949,853
Apple	538,167		99,620,093
Cisco Systems	515,702		22,190,657
Corning	91,235		2,509,875
F5 Networks	6,831	[a]	1,178,006
FLIR Systems	14,748		766,454
Hewlett Packard Enterprise	167,753		2,450,871
HP	182,062		4,130,987
IPG Photonics	4,082	[a]	900,612
Juniper Networks	37,743		1,034,913
Motorola Solutions	18,214		2,119,563
NetApp	28,681		2,252,319
Seagate Technology	32,542		1,837,647
TE Connectivity	37,887		3,412,103
Western Digital	32,129		2,487,106
Xerox	23,443		562,632
			150,403,691
Telecommunication Services - 2.0%
AT&T	794,553		25,513,097
CenturyLink	104,988		1,956,976
Verizon Communications	452,327		22,756,571
			50,226,644
Transportation - 2.1%
Alaska Air Group	13,360		806,810
American Airlines Group	45,328	[b]	1,720,651
CH Robinson Worldwide	15,660		1,310,116

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Transportation - 2.1% (continued)
CSX	95,992		6,122,370
Delta Air Lines	70,768		3,505,847
Expeditors International of Washington	19,889		1,453,886
FedEx	26,671		6,055,917
J.B. Hunt Transport Services	9,361		1,137,830
Kansas City Southern	10,695		1,133,242
Norfolk Southern	31,357		4,730,831
Southwest Airlines	58,540		2,978,515
Union Pacific	85,339		12,090,830
United Continental Holdings	26,866	[a]	1,873,366
United Parcel Service, Cl. B	75,486		8,018,878
			52,939,089
Utilities - 2.9%
AES	69,040		925,826
Alliant Energy	24,776		1,048,520
Ameren	26,569		1,616,724
American Electric Power	54,278		3,758,752
American Water Works	19,416		1,657,738
CenterPoint Energy	48,189		1,335,317
CMS Energy	30,751		1,453,907
Consolidated Edison	33,160		2,585,817
Dominion Resources	71,026		4,842,553
DTE Energy	19,419		2,012,391
Duke Energy	75,936		6,005,019
Edison International	35,283		2,232,355
Entergy	19,829		1,601,985
Evergy	29,557		1,659,626
Eversource Energy	34,848		2,042,441
Exelon	104,112		4,435,171
FirstEnergy	48,518	[b]	1,742,281
NextEra Energy	51,403		8,585,843
NiSource	35,608		935,778
NRG Energy	32,889		1,009,692
PG&E	56,363		2,398,809
Pinnacle West Capital	12,130		977,193
PPL	74,542	[b]	2,128,174
Public Service Enterprise Group	54,831		2,968,550
SCANA	15,656		603,069
Sempra Energy	28,887		3,354,070
Southern	110,729		5,127,860
WEC Energy Group	34,945		2,259,194

Description		Shares		Value ($)
Common Stocks - 99.0% (continued)
Utilities - 2.9% (continued)
Xcel Energy		55,724		2,545,472
				73,850,127
Total Common Stocks (cost $880,210,096)				2,520,311,261
		Principal Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills
1.89%, 9/6/18 (cost $1,235,646)		1,240,000	[d,e]	1,235,743
	7-Day Yield (%)
Other Investment - 1.0%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $25,842,983)	1.83	25,842,983	[f]	25,842,983

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $2,019,071)	1.85	2,019,071	[f]	2,019,071
Total Investments (cost $909,307,796)		100.2%		2,549,409,058
Liabilities, Less Cash and Receivables		(.2%)		(4,226,078)
Net Assets		100.0%		2,545,182,980

aNon-income producing security.

bSecurity, or portion thereof, on loan. At June 30, 2018, the value of the fund’s securities on loan was $75,463,745 and the value of the collateral held by the fund was $78,193,793, consisting of cash collateral of $2,019,071 and U.S. Government & Agency securities valued at $76,174,722.

cInvestment in real estate investment trust.

dHeld by a counterparty for open exchange traded derivative contracts.

eSecurity is a discount security. Income is recognized through the accretion of discount.

fInvestment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	15.8
Pharmaceuticals, Biotechnology & Life Sciences	7.7
Retailing	7.1
Capital Goods	6.7
Energy	6.3
Health Care Equipment & Services	6.3
Banks	6.1
Technology Hardware & Equipment	5.9
Diversified Financials	5.3
Semiconductors & Semiconductor Equipment	4.0
Food, Beverage & Tobacco	3.9
Utilities	2.9
Real Estate	2.8
Materials	2.6
Insurance	2.4
Media	2.2
Transportation	2.1
Telecommunication Services	2.0
Consumer Services	1.6
Household & Personal Products	1.5
Food & Staples Retailing	1.4
Consumer Durables & Apparel	1.2
Short-Term/Money Market Investments	1.2
Commercial & Professional Services	.6
Automobiles & Components	.6
100.2

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Company	Value 12/31/17($)	Purchases($)	Sales($)	Value 6/30/18($)	Net Assets(%)	Dividends/ Distributions($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	39,341,583	101,037,886	114,536,486	25,842,983	1.0	158,093
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	7,574,859	21,504,304	27,060,092	2,019,071.1		-
Total	46,916,442	122,542,190	141,596,578	27,862,054	1.1	158,093

See notes to financial statements.

STATEMENT OF FUTURES
June 30, 2018 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor's 500 E-mini	222	9/2018	30,807,331	30,209,760	(597,571)
Gross Unrealized Depreciation				(597,571)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $75,463,745)—Note 1(b):
Unaffiliated issuers	881,445,742	2,521,547,004
Affiliated issuers	27,862,054	27,862,054
Cash		348,584
Receivable for investment securities sold		2,543,142
Dividends and securities lending income receivable		2,127,844
Receivable for futures variation margin—Note 4		23,814
Prepaid expenses		14,786
		2,554,467,228
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		569,054
Payable for shares of Common Stock redeemed		5,240,663
Liability for securities on loan—Note 1(b)		2,019,071
Payable for investment securities purchased		1,250,475
Directors fees and expenses payable		13,148
Accrued expenses		191,837
		9,284,248
Net Assets ($)		2,545,182,980
Composition of Net Assets ($):
Paid-in capital		905,048,593
Accumulated undistributed investment income—net		801,280
Accumulated net realized gain (loss) on investments		(170,584)
Accumulated net unrealized appreciation (depreciation) on investments [including ($597,571) net unrealized (depreciation) on futures]		1,639,503,691
Net Assets ($)		2,545,182,980

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	2,345,076,021	200,106,959
Shares Outstanding	44,147,234	3,762,310
Net Asset Value Per Share ($)	53.12	53.19

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	23,794,505
Affiliated issuers	158,093
Income from securities lending—Note 1(b)	39,461
Interest	9,154
Total Income	24,001,213
Expenses:
Management fee—Note 3(a)	3,117,870
Distribution fees—Note 3(b)	255,257
Directors’ fees and expenses—Note 3(d)	107,731
Prospectus and shareholders’ reports	65,725
Professional fees	56,313
Loan commitment fees—Note 2	32,768
Shareholder servicing costs—Note 3(c)	2,206
Miscellaneous	67,955
Total Expenses	3,705,825
Less—reduction in fees due to earnings credits—Note 3(c)	(75)
Net Expenses	3,705,750
Investment Income—Net	20,295,463
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	34,286,018
Net realized gain (loss) on futures	1,924,540
Net Realized Gain (Loss)	36,210,558
Net unrealized appreciation (depreciation) on investments	9,158,938
Net unrealized appreciation (depreciation) on futures	(921,170)
Net Unrealized Appreciation (Depreciation)	8,237,768
Net Realized and Unrealized Gain (Loss) on Investments	44,448,326
Net Increase in Net Assets Resulting from Operations	64,743,789

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations ($):
Investment income—net	20,295,463	40,201,868
Net realized gain (loss) on investments	36,210,558	58,319,174
Net unrealized appreciation (depreciation) on investments	8,237,768	364,176,835
Net Increase (Decrease) in Net Assets Resulting from Operations	64,743,789	462,697,877
Distributions to Shareholders from ($):
Investment income—net:
Initial Shares	(18,831,821)	(37,288,688)
Service Shares	(1,366,237)	(2,942,855)
Net realized gain on investments:
Initial Shares	(53,147,577)	(50,253,942)
Service Shares	(4,607,907)	(4,870,215)
Total Distributions	(77,953,542)	(95,355,700)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	136,788,240	330,265,209
Service Shares	4,114,965	5,490,066
Distributions reinvested:
Initial Shares	71,979,398	87,542,630
Service Shares	5,974,144	7,813,070
Cost of shares redeemed:
Initial Shares	(196,505,281)	(410,263,974)
Service Shares	(17,663,943)	(36,621,638)
Increase (Decrease) in Net Assets from Capital Stock Transactions	4,687,523	(15,774,637)
Total Increase (Decrease) in Net Assets	(8,522,230)	351,567,540
Net Assets ($):
Beginning of Period	2,553,705,210	2,202,137,670
End of Period	2,545,182,980	2,553,705,210
Undistributed investment income—net	801,280	703,875
Capital Share Transactions (Shares):
Initial Shares
Shares sold	2,536,289	6,720,657
Shares issued for distributions reinvested	1,389,338	1,811,821
Shares redeemed	(3,627,687)	(8,326,728)
Net Increase (Decrease) in Shares Outstanding	297,940	205,750
Service Shares
Shares sold	76,002	111,594
Shares issued for distributions reinvested	115,233	162,007
Shares redeemed	(327,887)	(745,122)
Net Increase (Decrease) in Shares Outstanding	(136,652)	(471,521)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2018	Year Ended December 31,
Initial Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	53.48	45.86	43.42	44.99	40.84	31.86
Investment Operations:
Investment income—net[a]	.43	.85	.83	.80	.74	.66
Net realized and unrealized gain (loss) on investments	.86	8.79	4.04	(.32)	4.65	9.39
Total from Investment Operations	1.29	9.64	4.87	.48	5.39	10.05
Distributions:
Dividends from investment income—net	(.43)	(.85)	(.88)	(.81)	(.75)	(.68)
Dividends from net realized gain on investments	(1.22)	(1.17)	(1.55)	(1.24)	(.49)	(.39)
Total Distributions	(1.65)	(2.02)	(2.43)	(2.05)	(1.24)	(1.07)
Net asset value, end of period	53.12	53.48	45.86	43.42	44.99	40.84
Total Return (%)	2.52[b]	21.53	11.71	1.11	13.42	32.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.27[c]	.27	.27	.27	.27	.29
Ratio of net expenses to average net assets	.27[c]	.27	.27	.27	.27	.29
Ratio of net investment income to average net assets	1.61[c]	1.71	1.91	1.81	1.76	1.82
Portfolio Turnover Rate	1.50[b]	2.90	3.87	3.74	1.59	3.76
Net Assets, end of period ($ x 1,000)	2,345,076	2,344,944	2,001,468	1,880,694	1,955,325	1,798,538

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

	Six Months Ended
	June 30, 2018	Year Ended December 31,
Service Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	53.54	45.91	43.47	45.03	40.89	31.90
Investment Operations:
Investment income—net[a]	.36	.72	.72	.69	.64	.57
Net realized and unrealized gain (loss) on investments	.87	8.81	4.04	(.31)	4.63	9.40
Total from Investment Operations	1.23	9.53	4.76	.38	5.27	9.97
Distributions:
Dividends from investment income—net	(.36)	(.73)	(.77)	(.70)	(.64)	(.59)
Dividends from net realized gain on investments	(1.22)	(1.17)	(1.55)	(1.24)	(.49)	(.39)
Total Distributions	(1.58)	(1.90)	(2.32)	(1.94)	(1.13)	(.98)
Net asset value, end of period	53.19	53.54	45.91	43.47	45.03	40.89
Total Return (%)	2.40[b]	21.22	11.44	.86	13.10	31.71
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.52[c]	.52	.52	.52	.52	.54
Ratio of net expenses to average net assets	.52[c]	.52	.52	.52	.52	.54
Ratio of net investment income to average net assets	1.36[c]	1.46	1.66	1.56	1.50	1.57
Portfolio Turnover Rate	1.50[b]	2.90	3.87	3.74	1.59	3.76
Net Assets, end of period ($ x 1,000)	200,107	208,762	200,670	203,044	234,542	239,742

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Stock Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek to match the total return of the S&P 500® Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective January 31, 2018, BNY Mellon Asset Management North America Corporation, a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund's index manager. BNY Mellon Asset Management North America Corporation is a specialist multi-asset investment manager formed by the combination of certain BNY Mellon affiliated investment management firms, including Mellon Capital Management Corporation which serviced as the fund's index manager prior to January 31, 2018.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a Shareholder Services Plan fee and Service shares are subject to a Distribution Plan fee. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, Shareholder Services Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investment in Securities:
Equity Securities- Domestic Common Stocks†	2,510,868,759	-	-	2,510,868,759
Equity Securities- Foreign Common Stocks†	9,442,502	-	-	9,442,502
Registered Investment Companies	27,862,054	-	-	27,862,054
U.S. Treasury	-	1,235,743	-	1,235,743
Liabilities ($)
Other Financial Instruments:
Futures††	(597,571)	-	-	(597,571)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized (depreciation) at period end.

At June 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2018, The Bank of New York Mellon earned $8,370 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2017 was as follows: ordinary income $42,151,900 and long-term capital gains $53,203,800. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Index-Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to an index-management agreement (the “Index Agreement”), Dreyfus has agreed to pay BNY Mellon Asset Management North America Corporation a monthly index-management fee at the annual rate of .095% of the value of the fund’s average daily net assets. Pursuant to the Index Agreement, BNY Mellon Asset Management North America Corporation pays the Custodian for its services to the fund.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2018, Service shares were charged $255,257 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of its average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares’ shareholder accounts. During the period ended June 30, 2018, Initial shares were charged $1,268 pursuant to the Shareholder Services Plan.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2018, the fund was charged $791 for transfer agency services and $75 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $75.

During the period ended June 30, 2018, the fund was charged $6,320 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $520,270, Distribution Plan fees $41,843, Shareholder Services Plan fees $384, Chief Compliance Officer fees $6,320 and transfer agency fees $237.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended June 30, 2018, amounted to $37,851,743 and $74,587,507, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at June 30, 2018 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2018:

Average Market Value ($)
Equity futures	27,540,679

At June 30, 2018, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $1,639,503,691, consisting of $1,669,532,290 gross unrealized appreciation and $30,028,599 gross unrealized depreciation.

At June 30, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company (“Tribune”)

The State Law Cases: The Tribune LBO was executed in two-steps - a voluntary tender offer in June 2007, and a mandatory go-private merger in December 2007. In 2008, approximately one year after the LBO was concluded, Tribune filed for bankruptcy protection under Chapter 11 of the Bankruptcy Code (the “Code”). Beginning in June 2011, Tribune creditors filed complaints in various courts throughout the country, which alleged that the payments made to shareholders in the LBO were “fraudulent conveyances” under state and/or federal law, and that the shareholders must return the payments they received for their shares to satisfy the plaintiffs’ unpaid claims (collectively, “the state law cases”). The state law cases were consolidated for pre-trial proceedings in the United

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

States District Court for the Southern District of New York, in a case styled In re Tribune Company Fraudulent Conveyance Litigation (S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (RJS) (“Tribune MDL”)). On November 6, 2012, the defendants filed a motion to dismiss most of the cases in the Tribune MDL. On September 23, 2013, the Court dismissed 50 cases, including at least one case in which the fund was a defendant. On September 30, 2013, plaintiffs appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit. On March 29, 2016, the Second Circuit affirmed the dismissal on the ground that the plaintiffs’ claims were preempted by section 546(e) of the Code, which exempts qualified transfers that were made “… by or to (or for the benefit of),” among other specified entities, “a financial institution …” On September 9, 2016, Plaintiffs filed a petition for certiorari to the U.S. Supreme Court.

During the pendency of the plaintiffs’ cert. petition, the Supreme Court agreed to hear the appeal of Merit Management Group, LP v. FTI Consulting, Inc. (“Merit Mgmt.”), a Seventh Circuit case that concerned the scope of Section 546(e) of the Code. In contrast to the Second Circuit, the Seventh Circuit had held that Section 546(e) does not exempt qualified transfers from avoidance that passed through “financial institutions.”

On February 27, 2018, the Supreme Court affirmed the Seventh Circuit’s decision. Noting that “the parties … d[id] not contend that either the debtor or petitioner … qualified as a ‘financial institution,’” the Court declined to address the effect that such an assertion would have had on the application Section 546(e). While the Merit Mgmt. decision likely will make it more difficult for some defendants to assert a defense under Section 546(e), the decision appears to be less consequential for registered investment company defendants, such as the Dreyfus Fund defendants, which are specifically defined as “financial institutions” under Section 101(22)(B) of the Code.

On April 3, 2018, Justices Kennedy and Thomas issued a Statement stating that “consideration of [the petition for certiorari filed by the Tribune plaintiffs] will be deferred for an additional period of time” to allow the Second Circuit or the District Court to consider whether to vacate the earlier judgment or provide other relief in light of Merit Mgmt. On April 10, 2018, the plaintiffs/appellants moved the Second Circuit to recall its mandate, vacate its decision, and remand the case to the district court for further proceedings. The defendants’ filed an opposition brief on April 20, 2018; plaintiffs/appellants filed their reply on April 27, 2018. On May 15, 2018, the Second Circuit issued an Order stating that “the mandate in this case is recalled in anticipation of further panel review.” As of July 25, 2018, there has been no subsequent activity in the state law cases.

The FitzSimons Litigation: On November 1, 2010, a case styled The Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, et al., Adv. Pro. No-10-54010(KJC) was filed in the United States Bankruptcy Court for the District of Delaware. (“the FitzSimons Litigation”). The case was subsequently transferred to the Tribune MDL. Count One of the multi-count Complaint sought recovery of alleged “fraudulent conveyances” from more than 5,000 Tribune shareholders (“Shareholder Defendants”), including the fund, that participated in the Tribune LBO. On January 10, 2013, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust, became the successor plaintiff to the Creditors Committee. The case is now proceeding as: Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, et al., S.D.N.Y. No. 12-cv-2652 (RJS). On August 1, 2013, the plaintiff filed a Fifth Amended Complaint, which did not change the legal basis of the claims against the Shareholder Defendants. On May 23, 2014, the defendants filed a motion to dismiss Count One against the Shareholder Defendants, which the Court granted on January 9, 2017. The plaintiff then sought leave to file an interlocutory appeal. On February 23, 2017, the Court entered an order stating that it would permit the plaintiff to file an interlocutory appeal after the Court decided other pending motions. As of July 25, 2018, those other motions are still pending.

On March 8, 2018, following the U.S. Supreme Court’s decision in Merit Management, the Plaintiff in the FitzSimons Case submitted a letter to the Court seeking permission to file another amended complaint or a motion for leave to amend in order to add a claim of constructive fraudulent transfer. On June 18, 2018, the Court issued an order staying the Trustee’s request pending further action by the Second Circuit in the state law cases. The Court also ordered counsel for all of the parties to file a joint letter “indicating how they wish to proceed with respect to a potential global resolution of this multi-district litigation.” On July 9, 2018, the parties submitted the joint letter requested by the Court expressing their views regarding a potential mediation. As of July 25, 2018, the Court has not taken any further action or expressed any views in response to the parties’ joint letter.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND INDEX MANAGEMENT AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 14-15, 2018, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Index Management Agreement (together, the “Agreements”), pursuant to which BNY Mellon North America Corporation (the “Index Manager”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Index Manager. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Index Manager. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the

“Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus, its affiliates and/or the Index Manager the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that: the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was slightly above the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Index Manager or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Index Manager in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Index Manager and Dreyfus. The Board also took into consideration that the Index Manager’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND INDEX MANAGEMENT AGREEMENTS (Unaudited) (continued)

The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Index Manager, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Index Manager pursuant to the Index Management Agreement, the Board did not consider the Index Manager’s profitability to be relevant to its deliberations. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Index Manager from acting as investment adviser and index manager, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Index Manager are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fees paid to Dreyfus and the Index Manager continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Index Manager, of Dreyfus and the Index Manager and the services provided to the fund by Dreyfus and the Index Manager. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

For More Information

Dreyfus Stock Index Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Index Fund Manager

BNY Mellon Asset Management
North America Corporation

BNY Mellon Center
One Boston Place
Boston, MA 02108-4408

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0763SA0618

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 8, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 8, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)